Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amount
Tax at federal statutory rate	$ (22,489)	$ (4,579)
State, net of federal benefit	(3,100)	(922)
Stock based compensation	341	234
Fair value adjustments	9,766	0
Transaction costs	(1,838)	0
Other	(990)	(527)
Change in valuation allowance	18,310	5,794
Total provision for income taxes	$ 0	$ 0
Percent
Tax at federal statutory rate (as a percent)	(21.00%)	(21.00%)
State, net of federal benefit (as a percent)	(2.90%)	(4.20%)
Stock-based compensation (as a percent)	0.30%	1.10%
Fair value adjustments (as a percent)	9.10%	0.00%
Transaction costs (as a percent)	(1.70%)	0.00%
Other (as a percent)	(0.90%)	(2.50%)
Change in valuation allowance (as a percent)	17.10%	26.60%
Total provision for income taxes (as a percent)	0.00%	0.00%